Earnings per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings per Share
11.	Earnings per share

Basic and diluted earnings per share is calculated by dividing the net income available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.
The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2018 and 2019:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2018	2019	2018	2019
Basic and diluted net loss available to common shareholders (in thousands)	$(3,159)	$(7,733)	$(2,463)	$(10,990)
Basic weighted average number of shares	55,656,304	55,832,069	55,601,772	55,756,897
Effect of dilutive potential share options*:	—	—	—	—

Diluted weighted average number of shares	55,656,304	55,832,069	55,601,772	55,756,897

*	Due to a loss for the three months and six months ended June 30, 2018 and 2019, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the three months ended
June 30, 2019, is 349,936 (three months
ended
June 30, 2018: 343,936) and for the six months
ended
June 30, 2019, is 349,803 (six months
ended
June 30, 2018: 354,625).